Disposals (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IHS Rwanda Group
Disposals
Schedule of details about disposal of subsidiary

2025
$’m

Net assets disposed	(70.0)
Exchange differences on translation of foreign operations recycled	(16.0)
(86.0)

Cash	175.0
Deferred consideration	92.7
Earn-out receivable	2.9
Proceeds	270.6
Costs of disposal	(6.9)
Net gain on disposal	177.7

IHS Kuwait Limited
Disposals
Schedule of details about disposal of subsidiary

2024
$’m

Net assets disposed	(77.0)
Non-controlling interests derecognized	23.1
Exchange differences on translation of foreign operations recycled	(0.1)
(54.0)

Proceeds	139.8
Costs of disposal	(1.9)
Net gain on disposal	83.9